Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income tax recognized directly in equity
Income tax on changes in fair value of cash flow hedges	$ 0	$ 407	$ (729)
Income tax on movement of actuarial gain/(loss) on employee benefit plans	(684)	(154)	2,003
Current and deferred tax relating to items credited (charged) directly to equity	$ (684)	$ 253	$ 1,274